Note 14 - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense, Net	$ 0.1	$ 0.1
Performance Obligation Collateral [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Security Deposit	0.5	0.4
Employment Contract Commitments [Member] | Minimum [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Term Of Employment Agreements	2 years
Employment Contract Commitments [Member] | Maximum [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Term Of Employment Agreements	2 years
Employment Contract Commitments [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	0.9
Compliance Audit Contingencies [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 0.2	$ 0.4
Minimum [Member] | Salt Water Disposal Facility [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	15 years
Maximum [Member] | Salt Water Disposal Facility [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	20 years
Salt Water Disposal Facility [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Number of Operating Salt Water Disposal Facilities	4